Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments (Tables) [Abstract]
The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	On December 31 - R$ thousand
	2019					2018
	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value
Futures contracts
Purchase commitments:	140,426,077	-	20,290	-	20,290	237,744,206		12,333	-	12,333
- Interbank market	108,149,874	-	12,659	-	12,659	183,952,954	54,745,811	8,902	-	8,902
- Foreign currency	30,351,663	-	5,560	-	5,560	53,491,092	-	3,174	-	3,174
- Other	1,924,540	777,414	2,071	-	2,071	300,160	11,359	257	-	257
Sale commitments:	231,911,105		(23,676)	-	(23,676)	195,027,332		(21,283)	-	(21,283)
- Interbank market (1)	153,544,202	45,394,328	(18,640)	-	(18,640)	129,207,143	-	(19,133)	-	(19,133)
- Foreign currency (2)	77,219,777	46,868,114	(1,840)	-	(1,840)	65,531,388	12,040,296	(1,911)	-	(1,911)
- Other	1,147,126	-	(3,196)	-	(3,196)	288,801	-	(239)	-	(239)

Option contracts
Purchase commitments:	145,317,995		1,489,325	310,565	1,799,890	53,476,567		1,402,844	108,423	1,511,267
- Interbank market	130,179,263	-	617,942	153,980	771,922	37,543,735	510,899	530,930	29,882	560,812
- Foreign currency	14,233,062	1,019,989	808,235	131,756	939,991	15,102,480	3,464,719	825,937	72,814	898,751
- Other	905,670	-	63,148	24,829	87,977	830,352	106,623	45,977	5,727	51,704
Sale commitments:	253,288,998		(1,519,642)	(12,609)	(1,532,251)	49,394,326		(1,659,204)	13,854	(1,645,350)
- Interbank market	238,999,513	108,820,250	(891,953)	(130,183)	(1,022,136)	37,032,836	-	(1,001,378)	(29,965)	(1,031,343)
- Foreign currency	13,213,073	-	(545,433)	124,936	(420,497)	11,637,761	-	(603,380)	31,513	(571,867)
- Other	1,076,412	170,742	(82,256)	(7,362)	(89,618)	723,729	-	(54,446)	12,306	(42,140)

Forward contracts
Purchase commitments:	16,258,721		1,428,434	1,328	1,429,762	13,597,633		731,145	-	731,145
- Interbank market	232,706	232,706	1,859	1,328	3,187	213,196	213,196	15,577	-	15,577
- Foreign currency	13,794,259	-	(251,175)	-	(251,175)	12,488,149	-	135,002	-	135,002
- Other	2,231,756	1,563,753	1,677,750	-	1,677,750	896,288	292,398	580,566	-	580,566
Sale commitments:	15,834,563		125,532	(2,167)	123,365	19,213,840		(164,382)	-	(164,382)
- Foreign currency (2)	15,166,560	1,372,301	107,747	-	107,747	18,609,950	6,121,801	(188,372)	-	(188,372)
- Other	668,003	-	17,785	(2,167)	15,618	603,890	-	23,990	-	23,990

Swap contracts
Assets (long position):	70,032,236		9,668,531	987,011	10,655,542	73,302,987		13,411,473	(1,240,227)	12,171,246
- Interbank market	7,703,103	3,424,228	118,969	85,416	204,385	4,439,901	2,835,083	319,859	89,857	409,716
- Fixed rate	38,714,923	19,364,909	8,253,671	(515,320)	7,738,351	51,759,240	23,444,731	11,671,421	(1,910,637)	9,760,784
- Foreign currency	19,746,372	-	1,032,687	1,066,491	2,099,178	15,551,428	-	1,296,270	461,908	1,758,178
- IGPM	670,554	-	124,132	118,554	242,686	753,483	7,483	55,729	54,100	109,829
- Other	3,197,284	-	139,072	231,870	370,942	798,935	-	68,194	64,545	132,739
Liabilities (unrestricted position):	52,232,961		(9,044,701)	(3,161,114)	(12,205,815)	56,105,194		(10,325,457)	(3,651,012)	(13,976,469)
- Interbank market	4,278,875	-	(179,169)	76,722	(102,447)	1,604,818	-	(18,891)	(27,358)	(46,249)
- Fixed rate	19,350,014	-	(5,547,009)	(2,015,586)	(7,562,595)	28,314,509	-	(6,187,482)	(3,397,316)	(9,584,798)
- Foreign currency	21,483,368	1,736,996	(2,750,465)	(605,694)	(3,356,159)	23,368,049	7,816,621	(3,751,368)	25,542	(3,725,826)
- IGPM	893,000	222,446	(167,300)	(170,755)	(338,055)	746,000	-	(117,080)	(75,723)	(192,803)
- Other	6,227,704	3,030,420	(400,758)	(445,801)	(846,559)	2,071,818	1,272,883	(250,636)	(176,157)	(426,793)
Total	925,302,656		2,144,093	(1,876,986)	267,107	697,862,085		3,387,469	(4,768,962)	(1,381,493)

Risk of default

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	On December 31 - R$ thousand
	2019	2018
Risk received in credit Swaps:	3,894,982	3,330,639
- Debt securities issued by companies	791,045	749,735
- Bonds of the Brazilian public debt	3,056,778	2,574,317
- Bonds of foreign public debt	47,159	6,587
Risk transferred in credit Swaps:	(1,108,443)	(271,236)
- Brazilian public debt derivatives	(181,382)	(96,870)
- Foreign public debt derivatives	(927,061)	(174,366)
Total net credit risk value	2,786,539	3,059,403
Effect on Shareholders' Equity	84,382	61,551
Remuneration on the counterparty receiving the risk	(11,945)	(7,372)

Exposure to future changes in interest rates

The financial instruments classified in this category, aims to reduce exposure to future changes in interest rates, which impact the operating results of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	21,015,183	21,127,503	216,845	119,265
Hedge of interest payments on funding (1)	76,405,734	75,942,005	(97,192)	(53,456)
Total in 2019	97,420,917	97,069,508	119,653	65,809
*
Hedge of interest receipts from investments in securities (2)	9,784,183	8,048,943	-	-
Hedge of interest payments on funding (1)	8,285,152	8,054,345	(140,745)	(84,447)
Total in 2018	18,069,335	16,103,288	(140,745)	(84,447)

(1) Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity dates until 2021, making the cash flow fixed; and

(2) Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2019, making the cash flow fixed.

Exchange rate exposure risk

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	1,919,177	925,820	(388,674)	(213,771)
Total in 2019	1,919,177	925,820	(388,674)	(213,771)
*
Hedge of exchange variation on future cash flows (1)	1,375,232	755,611	(269,039)	(161,423)
Total in 2018	1,375,232	755,611	(269,039)	(161,423)

(1) Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).

Financial assets and liabilities subject to compensation

The table below presents financial assets and liabilities subject to compensation:

	R$ thousand
	On December 31, 2019			On December 31, 2018
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	48,278,561	-	48,278,561	60,443,537	-	60,443,537
Derivative financial instruments	14,511,191	-	14,511,191	14,770,594	-	14,770,594

Financial liabilities
Securities sold under agreements to repurchase	174,100,023	-	174,100,023	190,911,877	-	190,911,877
Derivative financial instruments	14,244,083	-	14,244,083	16,152,087	-	16,152,087